LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Summary of Carrying Amounts of Group's Right-of-use Assets and Lease Liabilities
Below are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the year:

	Right-of-Use Assets	Lease Liabilities
At January 1, 2022	1,465	1,679
Additions as a part of business combinations	743	743
Additions	96	96
Amortization of right-of-use assets	(401)	—
Interest expense	—	182
Payments	—	(504)
Translation differences	(85)	(124)
At December 31, 2022	1,818	2,072
At January 1, 2021	1,799	1,975
Additions	70	70
Amortization of right-of-use assets	(279)	—
Interest expense	—	188
Payments	—	(413)
Translation differences	(125)	(141)
At December 31, 2021	1,465	1,679

Summary of Expense Relating to Payments Not Included in Measurement of Lease Liability	The expense and cash paid relating to payments not included in the measurement of the lease liability is as follows:

	Year Ended December 31,
	2022	2021	2020
Short-term leases	441	382	203